Quarterly Holdings Report
for
Fidelity Advisor® Capital Development Fund
December 31, 2021
ADESII-NPRT1-0322
1.827902.116
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	61,500	3,562,549
Verizon Communications, Inc.	209,206	10,870,344
		14,432,893
Entertainment - 2.0%
Activision Blizzard, Inc.	88,700	5,901,211
Nintendo Co. Ltd. ADR	209,000	12,199,330
The Walt Disney Co. (b)	272,300	42,176,547
Universal Music Group NV	811,700	22,939,523
		83,216,611
Interactive Media & Services - 2.5%
Alphabet, Inc.:
Class A (b)	15,300	44,324,712
Class C (b)	13,433	38,869,594
Meta Platforms, Inc. Class A (b)	63,200	21,257,320
Snap, Inc. Class A (b)	51,200	2,407,936
		106,859,562
Media - 3.3%
Comcast Corp. Class A	2,303,000	115,909,990
Interpublic Group of Companies, Inc.	574,400	21,511,280
		137,421,270
TOTAL COMMUNICATION SERVICES		341,930,336
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.5%
BorgWarner, Inc.	493,260	22,231,228
Automobiles - 0.2%
General Motors Co. (b)	129,800	7,610,174
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc. (b)	14,600	35,028,758
Elior SA (a)(b)	432,800	3,135,180
Expedia, Inc. (b)	70,400	12,722,688
Marriott International, Inc. Class A (b)	76,100	12,574,764
Starbucks Corp.	44,100	5,158,377
		68,619,767
Household Durables - 1.3%
Mohawk Industries, Inc. (b)	118,500	21,588,330
Sony Group Corp. sponsored ADR	58,700	7,419,680
Whirlpool Corp.	108,300	25,413,678
		54,421,688
Internet & Direct Marketing Retail - 0.1%
Chewy, Inc. (b)	57,000	3,361,290
Specialty Retail - 1.5%
Lowe's Companies, Inc.	239,300	61,854,264
TOTAL CONSUMER DISCRETIONARY		218,098,411
CONSUMER STAPLES - 5.8%
Beverages - 1.7%
Diageo PLC sponsored ADR	99,100	21,815,874
Keurig Dr. Pepper, Inc.	361,200	13,313,832
The Coca-Cola Co.	606,000	35,881,260
		71,010,966
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	13,100	7,436,870
Ocado Group PLC (b)	24,800	564,233
Performance Food Group Co. (b)	144,600	6,635,694
Sysco Corp.	362,200	28,450,810
U.S. Foods Holding Corp. (b)	179,700	6,258,951
		49,346,558
Food Products - 0.1%
Lamb Weston Holdings, Inc.	85,100	5,393,638
Household Products - 0.3%
Colgate-Palmolive Co.	9,600	819,264
Spectrum Brands Holdings, Inc.	105,600	10,741,632
		11,560,896
Tobacco - 2.5%
Altria Group, Inc.	2,060,100	97,628,139
Swedish Match Co. AB	1,123,200	8,916,728
		106,544,867
TOTAL CONSUMER STAPLES		243,856,925
ENERGY - 8.5%
Energy Equipment & Services - 0.1%
Subsea 7 SA	750,600	5,369,382
Oil, Gas & Consumable Fuels - 8.4%
Canadian Natural Resources Ltd.	144,400	6,101,569
Cenovus Energy, Inc. (Canada)	3,722,058	45,637,472
Exxon Mobil Corp.	3,037,600	185,870,744
Harbour Energy PLC (b)	1,317,800	6,359,764
Hess Corp.	852,820	63,134,265
Imperial Oil Ltd.	162,500	5,860,508
Kosmos Energy Ltd. (b)	3,802,590	13,156,961
MEG Energy Corp. (b)	319,200	2,952,401
Phillips 66 Co.	133,000	9,637,180
Tourmaline Oil Corp.	506,900	16,365,703
		355,076,567
TOTAL ENERGY		360,445,949
FINANCIALS - 18.1%
Banks - 12.7%
Bank of America Corp.	3,424,015	152,334,427
JPMorgan Chase & Co.	316,800	50,165,280
M&T Bank Corp.	50,200	7,709,716
PNC Financial Services Group, Inc.	276,116	55,366,780
Truist Financial Corp.	626,126	36,659,677
U.S. Bancorp	529,942	29,766,842
Wells Fargo & Co.	4,224,950	202,713,101
		534,715,823
Capital Markets - 3.6%
KKR & Co. LP	372,685	27,765,033
Morgan Stanley	266,600	26,169,456
Northern Trust Corp.	420,295	50,271,485
Raymond James Financial, Inc.	114,150	11,460,660
State Street Corp.	398,290	37,040,970
		152,707,604
Consumer Finance - 0.6%
Discover Financial Services	214,000	24,729,840
Insurance - 0.3%
Chubb Ltd.	55,900	10,806,029
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.	646,661	9,324,852
Radian Group, Inc.	1,389,652	29,363,347
		38,688,199
TOTAL FINANCIALS		761,647,495
HEALTH CARE - 13.8%
Biotechnology - 0.6%
ADC Therapeutics SA (b)	59,088	1,193,578
Alnylam Pharmaceuticals, Inc. (b)	46,800	7,936,344
Argenx SE ADR (b)	4,200	1,470,798
Crinetics Pharmaceuticals, Inc. (b)	113,300	3,218,853
Gritstone Bio, Inc. (b)	76,987	990,053
Insmed, Inc. (b)	175,279	4,774,600
Intercept Pharmaceuticals, Inc. (b)(c)	273,405	4,453,767
Vaxcyte, Inc. (b)	46,100	1,096,719
Verve Therapeutics, Inc.	39,200	1,445,304
		26,580,016
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	20,500	2,885,170
Becton, Dickinson & Co.	43,100	10,838,788
Boston Scientific Corp. (b)	1,089,851	46,296,870
iRhythm Technologies, Inc. (b)	412	48,488
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	146,400	5,394,840
		65,464,156
Health Care Providers & Services - 6.0%
Cardinal Health, Inc.	378,100	19,468,369
Centene Corp. (b)	52,700	4,342,480
Cigna Corp.	207,400	47,625,262
Covetrus, Inc. (b)	132,320	2,642,430
CVS Health Corp.	552,500	56,995,900
Guardant Health, Inc. (b)	36,400	3,640,728
Humana, Inc.	11,500	5,334,390
McKesson Corp.	188,280	46,800,760
UnitedHealth Group, Inc.	127,700	64,123,278
		250,973,597
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (b)	325,854	501,815
Life Sciences Tools & Services - 0.1%
Danaher Corp.	15,900	5,231,259
Pharmaceuticals - 5.5%
Bayer AG	656,978	35,085,475
Bristol-Myers Squibb Co.	1,192,700	74,364,845
Eli Lilly & Co.	51,800	14,308,196
GlaxoSmithKline PLC sponsored ADR (c)	1,116,200	49,224,420
Johnson & Johnson	285,260	48,799,428
Pliant Therapeutics, Inc. (b)	58,000	783,000
Sanofi SA sponsored ADR	157,200	7,875,720
TherapeuticsMD, Inc. (b)	1,966,431	699,066
Viatris, Inc.	50,600	684,618
		231,824,768
TOTAL HEALTH CARE		580,575,611
INDUSTRIALS - 15.2%
Aerospace & Defense - 2.6%
Airbus Group NV (b)	140,200	17,937,730
General Dynamics Corp.	52,300	10,902,981
Huntington Ingalls Industries, Inc.	35,500	6,629,270
Maxar Technologies, Inc.	22,100	652,613
MTU Aero Engines AG	17,400	3,532,966
Raytheon Technologies Corp.	66,400	5,714,384
Rolls-Royce Holdings PLC (b)	4,174,700	6,968,149
Safran SA	29,700	3,635,973
The Boeing Co. (b)	268,100	53,973,892
		109,947,958
Air Freight & Logistics - 2.4%
FedEx Corp.	84,300	21,803,352
United Parcel Service, Inc. Class B	367,300	78,727,082
		100,530,434
Airlines - 0.1%
Copa Holdings SA Class A (b)	13,500	1,115,910
Ryanair Holdings PLC sponsored ADR (b)	38,000	3,888,540
		5,004,450
Building Products - 0.2%
Johnson Controls International PLC	105,000	8,537,550
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	375,600	7,076,304
Electrical Equipment - 1.3%
Acuity Brands, Inc.	79,100	16,747,052
Hubbell, Inc. Class B	46,918	9,771,612
Regal Rexnord Corp.	5,600	953,008
Vertiv Holdings Co.	1,126,400	28,126,208
		55,597,880
Industrial Conglomerates - 6.4%
3M Co.	56,500	10,036,095
General Electric Co.	2,731,187	258,015,236
		268,051,331
Machinery - 1.1%
Cummins, Inc.	24,600	5,366,244
Epiroc AB (A Shares)	17,200	434,916
Flowserve Corp.	221,600	6,780,960
Fortive Corp.	109,100	8,323,239
Otis Worldwide Corp.	79,150	6,891,591
PACCAR, Inc.	25,600	2,259,456
Stanley Black & Decker, Inc.	36,000	6,790,320
Westinghouse Air Brake Tech Co.	114,002	10,500,724
		47,347,450
Professional Services - 0.1%
Equifax, Inc.	14,900	4,362,571
Road & Rail - 0.8%
Knight-Swift Transportation Holdings, Inc. Class A	437,900	26,685,626
Lyft, Inc. (b)	104,133	4,449,603
		31,135,229
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	61,800	1,347,450
TOTAL INDUSTRIALS		638,938,607
INFORMATION TECHNOLOGY - 20.9%
Electronic Equipment & Components - 0.4%
Mirion Technologies, Inc. (d)	981,748	10,278,902
Vontier Corp.	246,740	7,582,320
		17,861,222
IT Services - 3.8%
Amadeus IT Holding SA Class A (b)	116,100	7,855,820
Edenred SA	265,100	12,241,888
Fidelity National Information Services, Inc.	166,300	18,151,645
Genpact Ltd.	168,200	8,928,056
Global Payments, Inc.	15,700	2,122,326
IBM Corp.	43,500	5,814,210
MasterCard, Inc. Class A	34,200	12,288,744
PayPal Holdings, Inc. (b)	14,300	2,696,694
Sabre Corp. (b)(c)	974,400	8,370,096
Snowflake Computing, Inc. (b)	3,300	1,117,875
Twilio, Inc. Class A (b)	7,000	1,843,380
Unisys Corp. (b)	515,247	10,598,631
Visa, Inc. Class A	311,200	67,440,152
		159,469,517
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	44,500	7,821,765
Applied Materials, Inc.	93,400	14,697,424
Intel Corp.	377,900	19,461,850
Lam Research Corp.	13,000	9,348,950
Marvell Technology, Inc.	158,400	13,858,416
Qualcomm, Inc.	446,690	81,686,200
		146,874,605
Software - 9.3%
Autodesk, Inc. (b)	39,100	10,994,529
DocuSign, Inc. (b)	12,300	1,873,413
DoubleVerify Holdings, Inc. (b)	64,200	2,136,576
Dynatrace, Inc. (b)	109,800	6,626,430
Elastic NV (b)	100,700	12,395,163
Microsoft Corp.	920,500	309,582,560
PTC, Inc. (b)	44,500	5,391,175
Salesforce.com, Inc. (b)	13,300	3,379,929
SAP SE sponsored ADR	274,800	38,502,228
Workday, Inc. Class A (b)	12,900	3,524,022
		394,406,025
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	892,500	158,481,225
Samsung Electronics Co. Ltd.	90,700	5,973,680
		164,454,905
TOTAL INFORMATION TECHNOLOGY		883,066,274
MATERIALS - 2.6%
Chemicals - 0.9%
DuPont de Nemours, Inc.	384,100	31,027,598
Livent Corp. (b)	14,200	346,196
PPG Industries, Inc.	43,300	7,466,652
		38,840,446
Metals & Mining - 1.7%
First Quantum Minerals Ltd.	602,246	14,411,626
Freeport-McMoRan, Inc.	1,155,879	48,234,831
Glencore Xstrata PLC	1,474,100	7,510,954
		70,157,411
TOTAL MATERIALS		108,997,857
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	42,200	12,343,500
Equinix, Inc.	1,700	1,437,928
Simon Property Group, Inc.	169,200	27,033,084
		40,814,512
UTILITIES - 0.4%
Electric Utilities - 0.3%
Entergy Corp.	35,900	4,044,135
Southern Co.	131,700	9,031,986
		13,076,121
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	125,200	3,494,332
Sempra Energy	9,300	1,230,204
		4,724,536
TOTAL UTILITIES		17,800,657
TOTAL COMMON STOCKS (Cost $2,612,245,980)		4,196,172,634

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series E (d)(e)	5,200	321,331

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	418,500	7,428,375

TOTAL PREFERRED STOCKS (Cost $5,032,021)		7,749,706

Other - 0.0%
	Shares	Value ($)
Other - 0.0%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f) (Cost $7,698,451)	6,029,662	2,128,573

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h) (Cost $19,913,556)	19,911,565	19,913,556

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,644,890,008)	4,225,964,469
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(13,671,023)
NET ASSETS - 100.0%	4,212,293,446

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,697,729 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,728,806 or 0.3% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mirion Technologies, Inc.	6/16/21	9,817,480
Reddit, Inc. Series E	5/18/21	220,866
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	7,698,452

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	8,778,631	28,859,014	37,637,645	363	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	45,803,444	123,471,280	149,361,168	2,473,479	-	-	19,913,556	0.1%
Total	54,582,075	152,330,294	186,998,813	2,473,842	-	-	19,913,556

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.